Fair Value of Financial Instruments - Summary of Breakdown of Risk Levels for Derivative Assets and Liabilities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets	R$ 22,843	R$ 24,231
Derivatives - liabilities	(26,746)	(24,698)
Futures [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets	158	127
Swap [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets	9,190	10,542
Derivatives - liabilities	(13,692)	(13,221)
Options [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets	3,337	4,792
Derivatives - liabilities	(2,793)	(4,552)
Forwards (onshore) [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets	6,911	4,971
Derivatives - liabilities	(6,272)	(3,530)
Credit derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets	137	181
Derivatives - liabilities	(58)	(147)
Forwards (offshore) Contract [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets	2,950	3,459
Derivatives - liabilities	(3,745)	(2,825)
Check of swap [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets	68	88
Derivatives - liabilities	(122)	(353)
Other derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets	92	71
Derivatives - liabilities	(64)	(70)
Level 1 [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets		127
Level 1 [Member] | Futures [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets		127
Level 2 [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets		23,583
Derivatives - liabilities		(24,638)
Level 2 [Member] | Swap [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets		10,074
Derivatives - liabilities		(13,165)
Level 2 [Member] | Options [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets		4,745
Derivatives - liabilities		(4,548)
Level 2 [Member] | Forwards (onshore) [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets		4,971
Derivatives - liabilities		(3,530)
Level 2 [Member] | Credit derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets		181
Derivatives - liabilities		(147)
Level 2 [Member] | Forwards (offshore) Contract [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets		3,459
Derivatives - liabilities		(2,825)
Level 2 [Member] | Check of swap [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets		88
Derivatives - liabilities		(353)
Level 2 [Member] | Other derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets		65
Derivatives - liabilities		(70)
Level 3 [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets	436	521	R$ 1,251
Derivatives - liabilities	R$ (103)	(60)	R$ 33
Level 3 [Member] | Swap [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets		468
Derivatives - liabilities		(56)
Level 3 [Member] | Options [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets		47
Derivatives - liabilities		(4)
Level 3 [Member] | Other derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivatives - assets		R$ 6